Common Stock, Additional Paid-In Capital and Dividends	6 Months Ended
Jun. 30, 2024
Common Stock, Additional Paid-In Capital and Dividends [Abstract]
Common Stock, Additional Paid-In Capital and Dividends
9.	Common Stock, Additional Paid-In Capital and Dividends:

A discussion of the Company’s common stock, additional paid-in capital and dividends can be found in the Company’s annual financial statements for the fiscal year ended December 31, 2023 which have been filed with the Securities and Exchange Commission on Form 20-F on March 29, 2024.
Equity distribution agreement: On May 24, 2024, the Company, entered into an equity distribution agreement, or as they are commonly known, at-the-market offering (“ATM”), with Maxim Group LLC (“Maxim”). Under the ATM the Company may sell up to $5,800 of its common stock with Maxim acting as a sales agent. Since Maxim was acting solely as a sales agent, it had no right to require any common stock sales. No warrants, derivatives, or other share classes were associated with this ATM. The Company hasn’t issued any common shares pursuant to this ATM.

No dividends were paid to common stock holders in the six months ended June 30, 2023 and 2024.